Business segment information (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Business Segment Information Details 1
Hong Kong	$ 1,115,000	$ 1,046,000
The PRC	7,184,000	5,925,000
Total property, plant and equipment	$ 8,299,000	$ 6,971,000